Loan Capital - Summary (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Loan capital
Loan capital	$ 31,254	$ 29,067	$ 23,949
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	9,795	10,216
Westpac capital notes
Loan capital
Loan capital	8,046	8,403
USD AT1 securities
Loan capital
Loan capital	1,749	1,813
Tier 2 loan capital
Loan capital
Loan capital	21,459	18,851
Subordinated notes
Loan capital
Loan capital	21,459	18,362
Subordinated perpetual notes
Loan capital
Loan capital		489
Amount of loan capital balances reclassified to debt issues	542
Parent Entity
Loan capital
Loan capital	30,734	29,067	$ 23,949
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	9,795	10,216
Parent Entity | Westpac capital notes
Loan capital
Loan capital	8,046	8,403
Parent Entity | USD AT1 securities
Loan capital
Loan capital	1,749	1,813
Parent Entity | Tier 2 loan capital
Loan capital
Loan capital	20,939	18,851
Parent Entity | Subordinated notes
Loan capital
Loan capital	$ 20,939	18,362
Parent Entity | Subordinated perpetual notes
Loan capital
Loan capital		$ 489